INVESTMENT PROPERTIES, Maturity Analysis of Lease Payments Receivable under Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease Payments [Abstract]
Investment properties	$ 34,346	$ 35,542
Investment Property [Member]
Lease Payments [Abstract]
Lease payments receivable	17,140
Impairment related to investment properties	0	0
Investment Property [Member] | Level 3 [Member]
Lease Payments [Abstract]
Investment properties	36,400	$ 36,200
Investment Property [Member] | 2024 [Member]
Lease Payments [Abstract]
Lease payments receivable	3,858
Investment Property [Member] | 2025 [Member]
Lease Payments [Abstract]
Lease payments receivable	3,396
Investment Property [Member] | 2026 [Member]
Lease Payments [Abstract]
Lease payments receivable	2,766
Investment Property [Member] | 2027 [Member]
Lease Payments [Abstract]
Lease payments receivable	1,791
Investment Property [Member] | 2028 [Member]
Lease Payments [Abstract]
Lease payments receivable	1,769
Investment Property [Member] | Thereafter [Member]
Lease Payments [Abstract]
Lease payments receivable	$ 3,560